Related Party Transactions - Summary of Related Party Transactions (Detail) - CAD CAD in Millions		12 Months Ended
	Nov. 04, 2015	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Payments in lieu of corporate income taxes		CAD 30	CAD 2,928
Power purchased		3,427	3,450
Revenues for transmission services		1,587	1,536
Distribution revenues related to the supply of electricity to remote northern communities		4,915	4,949
Common shares issued	CAD 2,600		2,600
Province Of Ontario [Member]
Related Party Transaction [Line Items]
Dividends paid			888
IESO [Member]
Related Party Transaction [Line Items]
Power purchased		2,096	2,318
Revenues for transmission services		1,549	1,548
Distribution revenues related to rural rate protection		125	127
Distribution revenues related to the supply of electricity to remote northern communities		32	32
Funding received related to Conservation and Demand Management programs		63	70
OPG [Member]
Related Party Transaction [Line Items]
Power purchased		6	11
Costs expensed related to the purchase of services		1	1
OPG [Member] | Transmission [Member]
Related Party Transaction [Line Items]
Revenues related to provision of construction and equipment maintenance services		4	7
OEFC [Member]
Related Party Transaction [Line Items]
Payments in lieu of corporate income taxes			2,933
Power purchased		1	6
Indemnification fee paid (terminated effective October 31, 2015)			8
Hydro One Brampton [Member]
Related Party Transaction [Line Items]
Costs expensed related to the purchase of services		3	1
Hydro One Telecom [Member]
Related Party Transaction [Line Items]
Revenues for services provided		3
Hydro One Telecom [Member] | Operating Expense [Member]
Related Party Transaction [Line Items]
Services received		24	4
Hydro One Telecom [Member] | Capitalized Costs [Member]
Related Party Transaction [Line Items]
Services received		12	2
Hydro One Limited [Member]
Related Party Transaction [Line Items]
Common shares issued	CAD 2,600		2,600
Return of stated capital		609
Dividends paid		2
Stock-based compensation costs		24	10
IPO costs subsequently reimbursed by Hydro One Limited			7
OEB [Member]
Related Party Transaction [Line Items]
OEB fees		CAD 11	CAD 12